Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Disclosure Convertible Notes Tables Abstract
Schedule of Promissory Notes

For the period ended March 31, 2019, the Company’s convertible notes consisted of following:

Balance			Conversion		Balance
as of	Default	Addition/	in	# of	as of		Interest	Conversion
06.30.2018	Penalty	(Repayment)	principal	shares	03.31.2019	Due Date	Rate	Price
25,000	—	—	—	—	25,000	2/24/2013	14%	75% of the average of 30 days prior to the conversion date.
25,000	—	—	—	—	25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date.
1,00,000	—	—	—	—	1,00,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date.
20,000	—	—	20,000	11,60,391	—	7/17/2017	10%	40% discount of average price of last 20 trading days prices
25,000	—	—	25,000	14,26,674	—	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	29,31,188	—	08/08/2017	8%	40% discount of average two lowest price of last 20 trading days prices
80,000	—	—	80,000	45,30,846	—	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days prices
66,023	—	—	66,023	37,12,324	—	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	23,90,805	—	08/09/2017	8%	40% discount of average two lowest price of last 20 trading days prices
75,000	—	—	75,000	43,78,547	—	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days prices
1,24,318	—	—	63,567	39,19,404	60,751	12/01/2017	10%	45% discount of lowest price of last 20 trading days prices
70,000	—	—	70,000	40,67,072	—	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days prices
30,000	—	—	30,000	15,00,010	—	8/16/2017	8%	Greater of 40% discount to average of 3 lowest trading price during last 20 trading days or $.05
2,00,000	—	—	2,00,000	1,15,57,652	—	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days prices
9,21,004	—	—	6,71,004	3,14,83,740	2,50,000	05/12/2018	22%	45% discount of lowest price of last 20 trading days prices
1,50,000	—	—	1,50,000	37,45,330	—	05/03/2018	10%	45% discount to average of 3 lowest trading price during last 20 trading days
1,64,900	—	—	1,64,900	65,96,000	—	7/17/2018	8%	The conversion price shall be $0.025 per share
35,000	—	—	35,000	6,91,184	—	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days prices
15,000	—	—	15,000	2,94,114	—	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days prices
50,000	—	—	50,000	10,00,000	—	12/07/2018	8%	The conversion price shall be $0.05 per share
—	—	2,67,500	—	—	2,67,500	9/15/2019	8%	55% discount of lowest price of last 20 trading days prices
—	—	2,50,000	—	—	2,50,000	10/05/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	—	1,00,000	—	—	1,00,000	10/31/2019	8%	The conversion price shall be $0.07 per share
—	—	80,000	—	—	80,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	—	40,000	—	—	40,000	11/15/2019	8%	The conversion price shall be $0.07 per share
—	—	35,000	—	—	35,000	12/02/2019	8%	The conversion price shall be $0.07 per share
—	—	2,50,000	—	—	2,50,000	12/26/2019	8%	45% discount of average three lowest price of last 20 trading days prices
—	—	1,05,000	—	—	1,05,000	01/08/2020	8%	35% discount of average two lowest price of last 20 trading days prices
—	—	1,00,000	—	—	1,00,000	1/22/2020	8%	42% discount of average three lowest price of last 20 trading days prices
—	—	53,000	—	—	53,000	1/24/2020	8%	35% discount of average two lowest price of last 20 trading days prices
—	—	1,00,000	—	—	35,000	2/26/2020	8%	42% discount of average three lowest price of last 20 trading days prices
—	—	2,50,000	—	—	2,50,000	03/04/2020	8%	42% discount of average two lowest price of last 20 trading days prices
24,26,245		16,30,500	1,965,494	8,91,29,286	20,91,250

As of March 31, 2019, the Company’s debt discount consisted of following:

Note Date	Due Date	OID	Amortization for FY 2018	Debt Discount Balance at 6/30/2018	Amortization for the nine months ended 03/31/2019	Debt Discount Balance at 03/31/2019
08/22/2017	8/22/2018	$35,000	$29,918	$5,082	$5,082	$—
09/26/2017	9/26/2018	15,000	11,384	3,616	3,616	—
07/17/2017	7/17/2018	164,900	160,445	4,455	4,455	—
12/07/2017	12/7/2018	50,000	36,849	13,151	13,151	—
09/20/2018	9/15/2019	12,500	—	—	6,667	5,833
09/20/2018	9/15/2019	250,000	—	—	133,333	116,667
10/05/2018	10/5/2019	5,000	—	—	2,425	2,575
10/05/2018	10/5/2019	245,000	—	—	118,808	126,192
11/01/2018	11/1/2019	84,286	—	—	34,638	49,648
11/16/2018	11/16/2019	36,571	—	—	13,526	23,045
11/16/2018	11/16/2019	18,286	—	—	6,763	11,523
12/03/2018	12/3/2019	10,000	—	—	3,233	6,767
12/26/2018	12/26/2019	5,000	—	—	1,301	3,699
12/26/2018	12/26/2019	245,000	—	—	63,767	181,233
01/08/2019	01/08/2020	92,101	—	—	20,691	71,410
01/22/2019	01/22/2020	87,478	—	—	16,297	71,181
01/22/2019	01/22/2020	2,000	—	—	373	1,627
01/24/2019	01/24/2020	47,432	—	—	8,577	38,856
02/26/2019	02/26/2020	96,708	—	—	8,743	87,965
02/26/2019	02/26/2020	2,000	—	—	181	1819
03/04/2019	03/04/2020	243,000	—	—	17,926	225,074
03/04/2019	03/04/2020	7,000	—	—	516	6,484
Total:			$41,302	$26,303	$484,070	$1,031,596

As of the year ended June 30, 2018, the Company’s convertible notes consisted of following:

Principal	Default Penalty	Conversion in Principal	Number of Shares	Balance as of 6/30/2018	Due Date	Interest Rate	Conversion Price
$25,000				$25,000	2/24/2013	14%	75% of the average of 30 days prior to the conversion date
$25,000				$25,000	3/18/2013	14%	75% of the average of 30 days prior to the conversion date
$100,000				$100,000	6/21/2013	14%	75% of the average of 30 days prior to the conversion date
$20,000				$20,000	7/17/2017	8%	40% discount of average of last 20 trading days
$25,000				$25,000	7/17/2017	8%	40% discount of average two lowest price of last 20 trading days
$20,000		$20,000	737,748	—	7/17/2017	8%	Greater of $0.05 or 40% discount to average of 3 lowest trading price during 20 trading days
$43,000		$43,000	2,462,180	—	1/24/2018	8%	45% discount of average two lowest price of last 20 trading days
$50,000				$50,000	8/8/2017	8%	40% discount of average two lowest price of last 20 trading days
$80,000				$80,000	7/20/2017	8%	40% discount of average two lowest price of last 20 trading days
$66,023				$66,023	8/24/2017	8%	40% discount of average two lowest price of last 20 trading days
$50,000				$50,000	8/9/2017	8%	40% discount of average two lowest price of last 20 trading days
$75,000				$75,000	7/31/2017	8%	40% discount of average two lowest price of last 20 trading days
$100,000		$92,500	5,246,524	$7,500	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$56,067			$56,067	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$7,273			$31,097	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
	$7,270			$29,654	12/1/2017	10%	50% discount of average three lowest price of last 20 trading days
$70,000				$70,000	9/23/2017	8%	40% discount of average two lowest price of last 20 trading days
$63,000		$63,000	3,081,746	—	11/20/2017	8%	42% discount of average three lowest price of last 10 trading days
$30,000				$30,000	8/16/2017	8%	Greater of $0.05 or 40% discount to average of 3 lowest trading price during 20 trading days
$200,000				$200,000	9/30/2017	8%	40% discount of average two lowest price of last 20 trading days
$340,000	$78,482			$418,482	5/12/2018	22%	45% discount of lowest price of last 20 trading days
$165,000	$87,522			$252,522	5/12/2018	22%	45% discount of lowest price of last 20 trading days
	$80,000			$80,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days
	$170,000			$170,000	5/12/2018	22%	45% discount of lowest price of last 20 trading days
$150,000				$150,000	5/3/2018	10%	45% discount of average three lowest price of last 20 trading days
$150,000				$150,000	6/15/2018	10%	45% discount of average three lowest price of last 20 trading days
$164,900				$164,900	7/17/2018	8%	$0.025
$35,000				$35,000	8/22/2018	8%	40% discount of average two lowest price of last 20 trading days
$15,000				$15,000	9/26/2018	8%	40% discount of average two lowest price of last 20 trading days
$50,000				$50,000	12/7/2018	8%	$0.025
Total:		$218,500		$2,426,245

As of the year ended June 30, 2018, the Company’s debt discount consisted of following:

Date of	Due Date	Related Debt OID	Debt Discount at 6/30/2017	Amortization during 6/30/2018	Debt Discount at 6/30/2018
8/3/2017	5/3/2018	$150,000	$—	$150,000
9/15/2017	6/15/2018	150,000	—	150,000
8/22/2017	8/22/2108	35,000	—	29,918	5,082
9/26/2017	9/26/2018	15,000	—	11,384	3,616
5/12/2017	5/12/2018	30,000	13,232	13,232
6/12/2017	6/12/2018	15,000	28,263	28,263
9/28/2017	5/12/2018	78,482	—	78,482
11/14/2017	5/12/2018	87,522	—	87,522
8/8/2017	12/1/2017	56,067	—	56,067
10/13/2017	12/1/2017	15,298	—	15,298
11/14/2017	12/1/2017	42,280	—	42,280
11/17/2017	5/12/2018	80,000	—	80,000
11/25/2017	5/12/2018	170,000	—	170,000
7/17/2017	7/17/2018	164,900	—	160,445	4,455
12/7/2017	12/7/2018	50,000	—	36,849	13,151
Total debt discount		$1,139,549	$41,495	$912,446	$26,303